Lease financings - Capital lease obligations, Principal payments (Table) (Details) - Financing Lease [Member] $ in Thousands	Jun. 30, 2024 USD ($)
Debt Instrument [Line Items]
June 30, 2025	$ 2,731
June 30, 2026	2,731
June 30, 2027	2,731
June 30, 2028	2,731
June 30, 2029	4,383
June 30, 2030 and thereafter	1,364
Total bareboat lease minumum payments	16,671
Unamortized lease issuance costs	(73)
Total bareboat lease minimum payments, net	16,598
lease financing short term	2,731
lease financing long term, net of unamortized lease issuance costs	$ 13,867